RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of nature of relationship with related parties

Related parties	Nature of relationships	Nature of accounts or transactions
The Government
Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, and investment in financial instruments
Government agencies	Entities under common control

Network service revenues, internet and data service revenues, other telecommunication revenues, life insurance expenses, press release expenses, customer education expenses, office building lease expenses, consultant expenses, training expenses, finance income, and purchase of property and equipments

MCDA	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues, and license expenses
State-owned enterprises
Indosat	Entity under common control

Interconnection revenues, leased lines revenues, satellite transponder usage revenues, interconnection expenses, telecommunication facilities usage expenses, operating and maintenance expenses, and usage of data communication network system expenses

PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues and other telecommunication service revenues
PT Garuda Indonesia (Persero) (“Garuda Indonesia”)	Entity under common control	Internet and data service revenues and other telecommunication service revenues
State-owned banks	Entities under common control	Finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, loan, and consultant expenses
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, loan, consultant expenses, medical expenses, and financing
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, and loan
PT Perusahaan Listrik Negara (“PLN”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and electrical utility expenses
Indonesia Financial Group	Entity under common control	Property and equipment insurance expenses and personal insurance expenses
Bahana TCW	Entity under common control	Mutual funds
Sarana Multi Infrastruktur	Entity under common control	Other borrowings and finance costs
BTN	Entity under common control	Cash in bank and time deposits
BSI	Entity under common control	Cash in bank, time deposits, and loan
BJB	Entity under common control	Time deposits
BPD	Entity under common control	Time deposits
PT Omni Inovasi Indonesia Tbk. (“Omni Inovasi Indonesia”)	Associated company	Distribution of SIM cards and pulse reload voucher
PT Fintek Karya Nusantara (“Finarya”)	Associated company	Marketing expenses and distribution of SIM cards and pulse reload voucher
Indonusa	Associated company	Internet and data service revenues and other telecommunication service revenues
PT Kereta Cepat Indonesia China (“KCIC”)	Other related entity	Other telecommunication service revenues
Padi UMKM	Other related entity

Operational and maintenance expenses, collection fees, training expenses, internal security expenses, research and development expenses, printing expenses, meeting expenses, general and other administrative expenses, promotion expenses, advertising expenses, sales fees, customer education expenses, and marketing expenses

Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

Schedule of significant transactions with related parties

	2023		2024		2025
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
Revenues
Majority stockholder
Ministry of Finance	174	0.12	234	0.16	387	0.26
Entities under common control
Indosat	2,195	1.47	2,209	1.47	2,392	1.63
Government Agencies	3,235	2.17	2,506	1.67	2,292	1.56
BNI	509	0.34	531	0.35	586	0.40
Pertamina	755	0.51	488	0.33	573	0.39
MCDA	516	0.35	884	0.59	472	0.32
Bank Mandiri	156	0.10	308	0.21	243	0.17
BRI	190	0.13	228	0.15	184	0.13
Garuda Indonesia	67	0.04	57	0.04	105	0.07
Others (each below Rp100 billion)	939	0.64	373	0.25	287	0.20
Sub-total	8,562	5.75	7,584	5.06	7,134	4.87
Associated companies	8	0.01	0	0.00	0	0.00
Other related entities
KCIC	87	0.06	357	0.24	103	0.07
Others	43	0.03	47	0.03	49	0.03
Sub-total	130	0.09	404	0.27	152	0.10
Total	8,874	5.97	8,222	5.49	7,673	5.23

	2023		2024		2025
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Expenses
Entities under common control
MCDA	10,300	9.73	10,689	9.80	10,711	9.55
PLN	2,602	2.46	2,779	2.55	2,905	2.59
Indosat	566	0.53	644	0.59	712	0.63
Indonesia Financial Group	198	0.19	183	0.17	137	0.12
Government agencies	144	0.14	114	0.10	110	0.10
Others (each below Rp100 billion)	524	0.49	262	0.23	239	0.21
Sub-total	14,334	13.54	14,671	13.44	14,814	13.20
Associated companies	126	0.12	109	0.10	98	0.09
Other related entities
Padi UMKM	561	0.53	508	0.47	388	0.35
Others	94	0.09	77	0.07	61	0.05
Sub-total	655	0.62	585	0.54	449	0.40
Total	15,115	14.28	15,365	14.08	15,361	13.69

	2023		2024		2025
		% of total		% of total		% of total
		finance		finance		finance
	Amount	income	Amount	income	Amount	income
Finance income
Entities under common control
State-owned banks	312	29.41	371	27.14	346	20.83
Government agencies	56	5.28	58	4.24	61	3.67
Total	368	34.69	429	31.38	407	24.50

	2023		2024		2025
		% of total		% of total		% of total
	Amount	finance cost	Amount	finance cost	Amount	finance cost
Finance cost
Majority stockholder
Ministry of Finance	5	0.11	1	0.02	—	—
Entities under common control
State-owned banks	1,111	23.68	1,329	25.45	1,400	26.88
Sarana Multi Infrastruktur	74	1.58	8	0.15	—	—
Sub-total	1,185	25.26	1,337	25.60	1,400	26.88
Total	1,190	25.37	1,338	25.62	1,400	26.88

	2023		2024		2025
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenue
Distribution of SIM card and voucher
Associated companies
Finarya	159	0.11	100	0.07	76	0.05
Omni Inovasi Indonesia	467	0.32	371	0.25	—	—
Total	626	0.43	471	0.32	76	0.05

	2024		2025
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
Purchase of property and equipment
Entities under common control	29	0.12	48	0.20
Total	29	0.12	48	0.20

	2024		2025
		% of total		% of total
	Amount	assets	Amount	assets
Cash and cash equivalents (Note 4)	27,840	9.57	28,596	9.95
Other current financial assets (Note 5)	1,036	0.36	643	0.22
Trade receivables (Note 6)	3,005	1.03	2,630	0.92
Contract assets
Majority stockholder
Ministry of Finance	16	0.01	94	0.03
Entities under common control
Government agencies	327	0.11	371	0.13
Others (each below Rp100 billion)	257	0.09	308	0.11
Sub-total	584	0.20	679	0.24
Associated companies	1	0.00	1	0.00
Other related entities	3	0.00	5	0.00
Total	604	0.21	779	0.27
Other current assets
Entities under common control
MCDA	6,028	2.07	6,148	2.14
Others (each below Rp100 billion)	133	0.05	143	0.05
Sub-total	6,161	2.12	6,291	2.19
Associated companies	2	0.00	2	0.00
Other related entities	6	0.00	9	0.00
Total	6,169	2.12	6,302	2.19
Other non-current assets
Entities under common control
MCDA	1,594	0.55	1,201	0.42
Others	13	0.00	7	0.00
Total	1,607	0.55	1,208	0.42

	2024		2025
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Trade payables (Note 16)
Majority stockholder
Ministry of Finance	17	0.01	7	0.01
Entities under common control
MCDA	2,631	1.92	2,484	1.81
Indosat	212	0.15	200	0.15
BNI	170	0.12	114	0.08
Others (each below Rp100 billion)	151	0.11	170	0.12
Sub-total	3,164	2.30	2,968	2.16
Associated companies	20	0.01	3	0.00
Other related entities	60	0.04	80	0.06
Total	3,261	2.36	3,058	2.23

Accrued expenses
Entities under common control
PLN	167	0.12	249	0.18
State-owned banks	81	0.06	58	0.04
Others	42	0.03	31	0.02
Sub-total	290	0.21	338	0.24
Associated companies	1	0.00	7	0.01
Total	291	0.21	345	0.25

	2024		2025
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Contract liabilities
Majority stockholder
Ministry of Finance	90	0.07	58	0.04
Entities under common control
Government agencies	672	0.49	833	0.61
MCDA	259	0.19	247	0.18
Pertamina	53	0.04	138	0.10
BRI	155	0.11	128	0.09
Others (each below Rp100 billion)	267	0.18	433	0.31
Sub-total	1,406	1.01	1,779	1.29
Associated companies	7	0.01	5	0.00
Other related entities
KCIC	1,113	0.81	1,023	0.74
Others	3	0.00	8	0.01
Sub-total	1,116	0.81	1,031	0.75
Total	2,619	1.90	2,873	2.08

Short-term bank loans (Note 19)	5,554	4.05	1,490	1.08
Long-term bank loans (Note 20b)	15,943	11.62	22,717	16.51

Schedule of remuneration of the Board of Commissioners and key management personnel

	2023		2024		2025
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Board of Directors	475	0.45	504	0.46	579	0.52
Board of Commissioners	179	0.17	176	0.14	48	0.04